Property and Equipment - Summary of Property and Equipment (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	₩ 12,871,259	₩ 13,377,077	₩ 12,933,460
Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	44,074,194	44,520,534
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(31,197,650)	(31,124,448)
Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(5,285)	(19,009)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	972,800	1,039,323	981,389
Land [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	972,800	1,039,323
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	794,453	858,606	867,408
Buildings and structures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,692,239	1,747,445
Buildings and structures [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(897,336)	(888,389)
Buildings and structures [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(450)	(450)
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	291,279	317,403	347,069
Structures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	922,637	913,102
Structures [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(629,757)	(594,098)
Structures [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,601)	(1,601)
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	7,997,927	8,376,212	7,924,392
Machinery [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	35,770,485	36,152,031
Machinery [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(27,771,040)	(27,761,449)
Machinery [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,518)	(14,370)
Other property and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	487,716	653,616	731,066
Other property and equipment [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,718,337	2,047,405
Other property and equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,230,128)	(1,391,201)
Other property and equipment [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(493)	(2,588)
Rights-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,559,333	1,472,035
Rights-of-use assets [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	2,229,945	1,961,346
Rights-of-use assets [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(669,389)	(489,311)
Rights-of-use assets [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,223)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	767,751	659,882	₩ 755,508
Construction in progress [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	₩ 767,751	₩ 659,882